Related Party Transactions (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Related Party Transactions
Advances on account of the vessels' operating expenses	$ 22,376		$ 20,512
Recognized non-cash share-based compensation expense	596	$ 1,865
Due to executive officers shown under accounts payable	400		200
Manager
Related Party Transactions
Management fees incurred shown under General and administrative expenses	8,600	8,300
Management commissions incurred shown under Voyage expenses	$ 2,700	$ 2,700
Management fee on gross freight, charter hire, ballast bonus and demurrage (as a percent)	0.50%
Management commission capitalized to vessel cost	$ 400
Advances on account of the vessels' operating expenses	$ 22,400		$ 20,500